Net Loss Per Share (Details) - Schedule of computation of diluted net loss per share - Cepton Technologies, Inc. [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options to purchase common stock	7,043,936	5,236,000	5,221,283	5,024,915
Unvested restricted stock	68,750		125,000
Preferred shares on an as-converted basis	21,671,491	21,671,491	21,671,491	15,342,075
Class F shares an as-converted basis	8,372,143	8,372,143	8,372,143	8,402,000
Shares issuable upon exercise of warrants	60,000	60,000	60,000	60,000
Total (in Dollars per share)	$ 37,216,320	$ 35,339,634	$ 35,449,917	$ 28,828,990